Expense Example - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368